FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Luxor Capital Group, LP
Address:        767 Fifth Avenue
                19th Floor
                New York, New York 10153

13F File Number:  028-11212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim
-------------------------------------------
(Signature)

New York, New York
-------------------------------------------
(City, State)

August 11, 2006
-------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $674,449 (thousands)

List of Other Included Managers:

         None

                            LUXOR CAPITAL GROUP, LP
              FORM 13F INFORMATION TABLE FOR QUARTER ENDED 6/30/06

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                                                            VALUE      SHRS OR   SH/  PUT/  INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS          CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETION MANAGERS SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
ABX AIR INC                   COM*              00080S101      8,416   1,393,321  SH         - SOLE           1,393,321   0    0
AMARIN CORP PLC               SPONSORED ADR     023111107        883     369,563  SH         - SOLE             369,563   0    0
AMERICAN EXPRESS CO           COM               025816909     76,578   1,438,900  SH   CALL  - SOLE           1,438,900   0    0
BANK OF AMERICA CORPORATION   COM               060505904     37,282     775,100  SH   CALL  - SOLE             775,100   0    0
CARDERO RES CORP              COM               14140U105      2,081   1,085,500  SH         - SOLE           1,085,500   0    0
CCA INDS INC                  COM               124867102      1,878     203,720  SH         - SOLE             203,720   0    0
CHENIERE ENERGY INC           COM NEW*          16411R208    141,139   3,618,958  SH         - SOLE           3,618,958   0    0
CHENIERE ENERGY INC           NOTE 2.250% 8/0   16411RAE9     28,322  22,500,000  PRN        - SOLE          22,500,000   0    0
CITIGROUP INC                 COM               172967901     39,391     816,400  SH   CALL  - SOLE             816,400   0    0
ENDEAVOR INTL CORP INC        NOTE 6.000% 1/1   29257MAB6     24,283  26,981,000  PRN        - SOLE          26,981,000   0    0
ENDEAVOUR INTL CORP           COM               29259G101      4,721   1,975,367  SH         - SOLE           1,975,367   0    0
GULFPORT ENERGY CORP          COM NEW           402635304     30,668   2,777,863  SH         - SOLE           2,777,863   0    0
IDT CORP                      CL B              448947309      1,862     135,000  SH         - SOLE             135,000   0    0
LEVEL 3 COMMUNICATIONS INC    NOTE 2.875% 7/1   52729NBA7        215     250,000  PRN        - SOLE             250,000   0    0
LIBERTY MEDIA HLDG CORP       CAP COM SER A     53071M302      7,539      90,000  SH         - SOLE              90,000   0    0
MAXXAM INC                    COM               577913106     19,284     687,480  SH         - SOLE             687,480   0    0
MICROSOFT CORP                COM               594918904    108,900   4,673,800  SH   CALL  - SOLE           4,673,800   0    0
NASDAQ 100 TR                 UNIT SER 1*       631100104      3,466      89,397  SH         - SOLE              89,397   0    0
NORTEL INVERSORA S A          SPON ADR PFD B    656567401        540      70,000  SH         - SOLE              70,000   0    0
NYMOX PHARMACEUTICAL CORP     COM               67076P102        518     183,018  SH         - SOLE             183,018   0    0
OREGON STL MLS INC            COM*              686079104     14,109     278,500  SH         - SOLE             278,500   0    0
PRIMUS TELECOMMUNICATIONS GR  MTG 3.750% 9/1    741929AN3        500   1,000,000  PRN        - SOLE           1,000,000   0    0
WAL MART STORES INC           COM               931142903     96,364   2,000,500  SH   CALL  - SOLE           2,000,500   0    0
XENOPORT INC                  COM               98411C100     25,510   1,408,612  SH         - SOLE           1,408,612   0    0
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